Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating leases with minimum rental commitments [Abstract]
2019	$ 7,799
2020	7,622
2021	7,555
2022	7,048
2023	6,673
2024 and after	32,722
Total	69,419
Outsourced service expense	7,500	$ 6,410	$ 6,216
Third-Party Service Agreement [Member] | Minimum [Member]
Long Term Purchase Commitment [Abstract]
Outsource service expense	7,000
Third-Party Service Agreement [Member] | Maximum [Member]
Long Term Purchase Commitment [Abstract]
Outsource service expense	$ 8,000